Debt - Schedule of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Debt Instrument [Line Items]
Senior secured credit facility, revolver	$ 26,000
Long-term debt:
Long-term debt, total	662,987
Total	662,987	639,843
Current portion of long-term debt	4,220	4,000
Long-term debt	658,767	635,843
Senior Secured Credit Facility [Member]
Long-term debt:
Long-term debt, total	417,016	394,540
Senior Notes [Member]
Long-term debt:
Long-term debt, total	$ 245,971	$ 245,303